Financial instruments and financial risk management - Financial assets and liabilities that are denominated in CAD (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Financial instruments and financial risk management
Financial assets and liabilities	$ (867,148)	$ (1,775,827)
Cash and cash equivalents.
Financial instruments and financial risk management
Financial assets and liabilities	753,979	415,858
Restricted cash
Financial instruments and financial risk management
Financial assets and liabilities	79,908	82,756
Receivables
Financial instruments and financial risk management
Financial assets and liabilities	138,373	129,227
Lease liabilities
Financial instruments and financial risk management
Financial assets and liabilities	(995,052)	(1,518,084)
Trade payables.
Financial instruments and financial risk management
Financial assets and liabilities	$ (844,356)	$ (885,584)